Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 4,148,279	$ 5,393,848
Accounts receivable	4,177,678	10,112,638
Inventories	154,092	769,584
Prepaid expenses and other assets	6,833,557	6,032,074
Note receivable	4,015,847	3,075,000
Total current assets	19,367,009	25,394,951
Leasehold improvements and equipment, net	730,647	896,539
Right of use assets – operating lease	1,940,115	2,690,521
Intangible assets	1,109,807	1,251,180
Total Assets	23,147,578	30,233,191
Current Liabilities
Accounts payable	6,102,417	11,058,508
Deferred revenue	2,352,565	1,859,990
Other current liabilities	3,669,123	6,110,738
Loans payable – current	264,177	512,435
Convertible notes payable	1,525,220	1,901,600
Operating lease liability – current	684,143	708,953
Total Current Liabilities	14,622,487	22,178,153
Loans payable – non-current	133,303	204,758
Operating lease liability – non-current	1,499,386	2,194,553
Total Liabilities	16,255,176	24,577,464
Commitments and contingencies
Shareholders’ Equity
Ordinary stock (260,000,000,000 shares authorized, $0.000000385 par value, 91,092,257 shares and 52,381,600* shares issued and outstanding as of December 31, 2024 and 2023, respectively)	35	20
Additional paid-in capital	36,953,448	29,287,795
Accumulated deficit	(30,100,945)	(23,484,274)
Accumulated other comprehensive loss	271,452	(93,154)
Total Shareholders’ Equity to shareholders of Webuy Global Ltd	7,123,990	5,710,387
Deficit attributable to non-controlling interests	(231,588)	(54,660)
Total Shareholders’ Equity	6,892,402	5,655,727
Total Liabilities and Shareholders’ Equity	23,147,578	30,233,191
Related Party
Current assets
Amount due from related parties	37,556	11,807
Current Liabilities
Amount due to a related party	$ 24,842	$ 25,929